Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Start-up costs	$ 308,347	$ 38,019
Unrealized gain/loss
Net operating loss		23,995
Total deferred tax asset (liability)	308,347	62,014
Valuation allowance	(308,347)	(62,014)
Deferred tax asset (liability) net of allowance